INCOME TAXES (Details 2) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal			$ 0	$ 0	$ 0
State			(98)	(62)	(38)
Foreign			(1,954)	(1,444)	(925)
Total current income tax expense			(2,052)	(1,506)	(963)
Deferred:
Federal			0	0	0
State			0	0	0
Foreign			520	55	(18)
Total deferred income tax benefit (expense)			520	55	(18)
Total income tax expense	$ (643)	$ (895)	$ (1,532)	$ (1,451)	$ (981)